Note 7 - Other Current and Non-current Assets	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]
7.	OTHER CURRENT AND NON-CURRENT ASSETS

		As at	As at
(a)	Other current assets	Dec. 31, 2018	March 31, 2018
	Prepaid expenses and deposits	$37,156	$32,561
	Customer acquisition costs	69,012	31,852
	Green certificates	33,746	42,230
	Gas delivered in excess of consumption	9,895	2,715
	Inventory	2,550	339
		$152,359	$109,697

		As at	As at
(b)	Other non-current assets	Dec. 31, 2018	March 31, 2018
	Customer acquisition costs	$44,212	$17,101
	Income taxes recoverable	4,009	2,336
	Other long-term assets	3,618	550
		$51,839	$19,987